Schedule II (details) - Condensed Income Statement - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Income
Net investment income										$ 2,302	$ 2,379	$ 2,787
Net realized investment gains (losses)	[1]									68	3	79
Total revenues		$ 7,193	$ 6,961	$ 6,785	$ 6,686	$ 6,678	$ 6,798	$ 6,710	$ 6,629	27,625	26,815	27,174
Interest expense										363	373	369
Expenses, other										4,154	4,094	3,964
Total claims and expenses		5,891	6,014	5,898	5,769	5,469	5,491	5,634	5,481	23,572	22,075	22,085
Income before income taxes		1,302	947	887	917	1,209	1,307	1,076	1,148	4,053	4,740	5,089
Income tax expense (benefit)		359	231	223	226	343	379	264	315	1,039	1,301	1,397
Net income		$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	3,014	3,439	3,692
Other-than-temporary impairment losses recognized in net realized investment gains (losses)										(29)	(52)	(26)
Other-than-temporary impairment gains or losses recognized in other comprehensive income (loss)										(11)	(2)	4
Travelers [Member]
Condensed Statement of Income
Net investment income										13	7	6
Net realized investment gains (losses)										(1)	1	3
Total revenues										12	8	9
Interest expense										315	325	321
Expenses, other										5	16	15
Total claims and expenses										320	341	336
Income before income taxes										(308)	(333)	(327)
Income tax expense (benefit)										(168)	(108)	(115)
Loss before net income of subsidiaries										(140)	(225)	(212)
Net income of subsidiaries										3,154	3,664	3,904
Net income										3,014	3,439	3,692
Other-than-temporary impairment losses recognized in net realized investment gains (losses)										(1)	0	0
Other-than-temporary impairment gains or losses recognized in other comprehensive income (loss)										$ 0	$ 0	$ 0

[1]	Total other-than-temporary impairment (OTTI) losses were $(40) million, $(54) million and $(22) million for the years ended December 31, 2016, 2015 and 2014, respectively. Of total OTTI, credit losses of $(29) million, $(52) million and $(26) million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in net realized investment gains. In addition, unrealized gains (losses) from other changes in total OTTI of $(11) million, $(2) million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.